ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Net income attributable to shareholders of the Company	¥ 5,764,513	$ 904,576	¥ 3,495,709	¥ 2,501,304
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment	(36,541)	(5,734)	(99,297)	21,223
Other comprehensive income (loss)	(36,541)	(5,734)	(99,297)	21,223
Total comprehensive income	5,727,972	898,842	3,396,412	2,522,527
Comprehensive income attributable to ordinary shareholders	5,745,184	901,543	3,397,309	2,522,818
360 Finance, Inc | Reportable legal entities
Net income attributable to shareholders of the Company	5,781,725	907,277	3,496,606	2,501,595
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment	(36,541)	(5,734)	(99,297)	21,223
Other comprehensive income (loss)	(36,541)	(5,734)	(99,297)	21,223
Total comprehensive income	5,745,184	901,543	3,397,309	2,522,818
Comprehensive income attributable to ordinary shareholders	¥ 5,745,184	$ 901,543	¥ 3,397,309	¥ 2,522,818